RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
RECLAMATION OBLIGATIONS
Summary of Reclamation obligations

	At December 31	At December 31
(in thousands)	2022	2021

Reclamation obligations-by item:
Elliot Lake	$16,634	$20,877
MLJV and MWJV	10,069	15,405
Wheeler River and other	2,756	1,250
	$29,459	$37,532

Reclamation obligations-by balance sheet presentation:
Current	$2,865	$1,181
Non-current	26,594	36,351
	$29,459	$37,532

Summary of Reclamation obligations continuity

(in thousands)	2022	2021

Balance-January 1	$37,532	$38,420
Accretion (note 21)	1,444	1,343
Expenditures incurred	(1,348)	(815)
Liability adjustments-balance sheet (note 10)	(4,043)	(831)
Liability adjustments-Income statement (note 21)	(4,126)	(585)
Balance-December 31	$29,459	$37,532